Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash and cash equivalents.
Bank balances	$ 171,784		$ 35,738
Cash and cash equivalents	171,784		35,738
Overdrafts	(4,015)		(11,898)
Net cash and cash equivalents	$ 167,769	$ 161,155	$ 23,840	$ 8,211	$ (4,572)	$ (8,668)